Label	Element	Value
Logan Capital Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Logan Capital Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Logan Capital Large Cap Growth Fund (the "Large Cap Growth Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 27, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Logan Capital's Large Cap Growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices.  Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth.  Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc.  The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product.  We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities.  The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges.  For purposes of the Fund's investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index.  As of the most recent reconstitution as of June 30, 2018, companies in the Russell 1000® Index had market capitalizations ranging from $0.4 billion to $915 billion.  Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts ("ADRs"), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering ("IPO").  From time to time, the Fund may be invested significantly in securities of companies in the same economic sector.  For example, as of April 30, 2018, 40.9% of the Fund's net assets were invested in securities within the information technology sector.

The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets.  Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including exchange-traded funds ("ETFs"), and may purchase and sell options on equities and stock indices with respect to 10% of its total assets.  The Fund may also sell securities short with respect to 10% of its total assets.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Large Cap Growth Fund's investment process is "bottom up" and focused on superior security selection.  The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis.  For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product ("GDP") growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor's proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities.  Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical Analysis – An evaluation that examines a stock's pricing behavior and chart patterns to determine an uptrend or downtrend.  Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your money on your investment is a risk of investing in the Large Cap Growth Fund.  The following risks could affect the value of your investment:

•
Management Risk.  The Large Cap Growth Fund is an actively managed portfolio.  The Advisor's management practices and investment strategies might not produce the desired results.  The Advisor may be incorrect in its assessment of a stock's appreciation potential.

•
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Large Cap Growth Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Equity Securities Risk.  The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably.  These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Growth Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Investment Company Risk.  When the Large Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Depositary Receipt Risk. The Large Cap Growth Fund's equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Foreign Securities and Emerging Markets Risk.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund's investments.  Securities markets of other countries are generally smaller than U.S. securities markets.   Emerging markets are more volatile than the markets of developed countries.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Growth Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Fund's portfolio.

o
Technology Sector Risk.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your money on your investment is a risk of investing in the Large Cap Growth Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Large Cap Growth Fund.  The bar chart shows the annual return for the Fund's Institutional Class shares from year to year.  The table shows how the Fund's Institutional Class and Investor Class average annual returns for one year, five years and since inception compare with those of a broad measure of market performance.  The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Large Cap Growth Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-215-1200
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.logancapital.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Large Cap Growth Fund's year-to-date return as of June 30, 2018 was 11.29%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Large Cap Growth Fund's highest quarterly return was 12.50% for the quarter ended December 31, 2013, and the lowest quarterly return was -5.58% for the quarter ended September 30, 2015.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.58%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2017)
Logan Capital Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2012
Logan Capital Large Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,656
Annual Return 2013	rr_AnnualReturn2013	36.36%
Annual Return 2014	rr_AnnualReturn2014	5.24%
Annual Return 2015	rr_AnnualReturn2015	7.34%
Annual Return 2016	rr_AnnualReturn2016	2.13%
Annual Return 2017	rr_AnnualReturn2017	31.31%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes, Institutional Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2012
Logan Capital Large Cap Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions, Institutional Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.12%
Logan Capital Large Cap Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares, Institutional Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
Logan Capital Large Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	503
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,931
Label	rr_AverageAnnualReturnLabel	Return Before Taxes, Investor Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2012

[1]	Logan Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Large Cap Growth Fund expenses in order to limit Total Annual Fund Operating Expenses After Expense Reimbursement (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.24% and 1.49% of average daily net assets of the Fund's Institutional Class shares and Investor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2019, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.